UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT

TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

August 15, 2019 to November 15, 2019

Commission File Number of issuing entity: 333-165725-04

Central Index Key Number of issuing entity: 0001505890

FLOATING RATE TRUST SERIES 2010-04 (IP)

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-165725

Central Index Key Number of Depositor: 0001071246

MS STRUCTURED ASSET CORP.

(Exact name of depositor as specified in its charter)

Central Index Key Number of Sponsor: 0001071246

MS STRUCTURED ASSET CORP.

(Exact name of sponsor as specified in its charter)

Qiong Sun (212) 761-1378

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or

organization of the issuing entity)

27-6929646

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(I.R.S. Employer Identification No.)

The Bank of New York Mellon 101 Barclay Street New York, NY	10286
(Address of principal executive offices of the issuing entity)	(Zip Code)

(800) 254-2826
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Floating Rate Trust Series 2010-04 (IP)	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 15, 2019, a scheduled distribution was made to holders of the Floating Rate Trust Series 2010-04 (IP) Certificates. Attached as Exhibit 99.1 is the Trustee’s Distribution Statement for the November 15, 2019 scheduled distribution date, prepared by The Bank of New York Mellon, as trustee.

The record date for the Distribution Date was November 14, 2019 and the Interest Accrual Period for the Distribution Date was the period from and including August 15, 2019 to but excluding November 15, 2019.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. [Reserved]

Item 6. Significant Obligors of Pool Assets.

International Paper Company the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on International Paper Company, please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 333-157573. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by International Paper Company may be accessed on this site. Neither the Depositor nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither the Depositor nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

None.

Item 9. Other Information.

None.

Item 10. Exhibits.

(a)	99.1 Trustee’s Distribution Statement for the November 15, 2019 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 27, 2019

MS STRUCTURED ASSET CORP.

(Depositor)

By:  /s/ In-Young Chase

Name: In-Young Chase

Title: Authorized Signatory

EXHIBIT INDEX

Exhibit 99.1	Trustee’s Distribution Statement for the November 15, 2019 scheduled distribution date.